TRANSACTIONS WITH RELATED PARTIES - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related Party Explanatory [Line Items]
Allowance for doubtful debts related to outstanding balances of related party transaction	S/ 12,600	S/ 13,700
Amounts receivable, related party transactions	S/ 1,657,206	S/ 2,594,712
Related parties [member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, maturity	had maturities between January 2020 and December 2029	maturities where between January 2019 and December 2028
Borrowings, interest rate	6.21%	6.46%
Employees, directors, key management and family [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	S/ 1,003,200	S/ 1,031,700